LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 20, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2009 OF

LEGG MASON WESTERN ASSET CORE BOND FUND

LEGG MASON WESTERN ASSET CORE PLUS BOND FUND

LEGG MASON WESTERN ASSET HIGH INCOME FUND

LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND

LEGG MASON WESTERN ASSET STRATEGIC INCOME FUND

The following replaces corresponding information in the Statement of Additional information under the section entitled “Portfolio Managers” and the sub-sections thereunder entitled “Other Accounts Managed by Portfolio Managers” and “Portfolio Managers Securities Ownership”:

Portfolio Managers

The following table sets forth certain additional information with respect to the portfolio managers for each of the funds. Unless noted otherwise, all information is provided as of July 31, 2009.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for registered investment companies is shown based on the specific portfolio managers that are named in the applicable disclosure documents. Data for other pooled investment vehicles and other accounts is reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each vehicle/account. Where the named individual has been assigned primary responsibility for oversight of an other pooled investment vehicle or other account, that vehicle/account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that vehicle/account.

Fund	Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Core Bond Fund	S. Kenneth Leech	113 registered investment companies with approximately $185.2 billion in total assets under management	226 other pooled investment vehicles with approximately $108.7 billion in total assets under management	877 other accounts with approximately $206.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	7 other pooled investment vehicles that charge a performance fee with approximately $1.2 billion in total assets under management	99 other accounts that charge a performance fee with approximately $25.3 billion in total assets under management

Fund	Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Stephen A. Walsh	113 registered investment companies with approximately $185.2 billion in total assets under management	226 other pooled investment vehicles with approximately $108.7 billion in total assets under management	877 other accounts with approximately $206.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	7 other pooled investment vehicles that charge a performance fee with approximately $1.2 billion in total assets under management	99 other accounts that charge a performance fee with approximately $25.3 billion in total assets under management

	Carl L. Eichstaedt	11 registered investment companies with approximately $4.2 billion in total assets under management	3 other pooled investment vehicle with approximately $0.23 billion in total assets under management	72 other accounts with approximately $16.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	6 other accounts that charge a performance fee with approximately $1.6 billion in total assets under management

	Mark S. Lindbloom	7 registered investment companies with approximately $3.3 billion in total assets under management	3 other pooled investment vehicles with approximately $0.11 billion in total assets under management	57 other accounts with approximately $16.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	4 other accounts that charge a performance fee with approximately $2.9 billion in total assets under management

Fund	Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Core Plus Bond Fund	S. Kenneth Leech	113 registered investment companies with approximately $185.2 billion in total assets under management	226 other pooled investment vehicles with approximately $108.7 billion in total assets under management	877 other accounts with approximately $206.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	7 other pooled investment vehicles that charge a performance fee other accounts with approximately $1.2 billion in total assets under management	99 other accounts that charge a performance fee with approximately $25.3 billion in total assets under management

	Stephen A. Walsh	113 registered investment companies with approximately $185.2 billion in total assets under management	226 other pooled investment vehicles with approximately $108.7 billion in total assets under management	877 other accounts with approximately $206.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	7 other pooled investment vehicles that charge a performance fee other accounts with approximately $1.2 billion in total assets under management	99 other accounts that charge a performance fee with approximately $25.3 billion in total assets under management

	Carl L. Eichstaedt	11 registered investment companies with approximately $4.2 billion in total assets under management	3 other pooled investment vehicle with approximately $0.23 billion in total assets under management	72 other accounts with approximately $16.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	6 other accounts that charge a performance fee with approximately $1.6 billion in total assets under management

Fund	Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Mark S. Lindbloom	7 registered investment companies with approximately $3.3 billion in total assets under management	3 other pooled investment vehicles with approximately $0.11 billion in total assets under management	57 other accounts with approximately $16.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	4 other accounts that charge a performance fee with approximately $2.9 billion in total assets under management

	Michael C. Buchanan	17 registered investment companies with approximately $8.7 billion in total assets under management	11 other pooled investment vehicle with approximately $4.1 billion in total assets under management	15 other accounts with approximately $2.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	No other accounts that charge a performance fee

	Keith J. Gardner	6 registered investment companies with approximately $1.1 billion in total assets under management	7 other pooled investment vehicles with approximately $0.66 billion in total assets under management	No other accounts

		No other registered investment companies that charge a performance fee	1 other pooled investment vehicle that charges a performance fee with approximately $0.14 million in total assets under management	No other accounts that charge a performance fee

High Income Fund	S. Kenneth Leech	113 registered investment companies with approximately $185.0 billion in total assets under management	226 other pooled investment vehicles with approximately $108.7 billion in total assets under management	877 other accounts with approximately $206.1 billion in total assets under management

Fund	Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
		No other registered investment companies that charge a performance fee	7 other pooled investment vehicles that charge a performance fee with approximately $1.2 billion in total assets under management	99 other accounts that charge a performance fee with approximately $25.3 billion in total assets under management

	Stephen A. Walsh	113 registered investment companies with approximately $185.0 billion in total assets under management	226 other pooled investment vehicles with approximately $108.7 billion in total assets under management	877 other accounts with approximately $206.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	7 other pooled investment vehicles that charge a performance fee with approximately $1.2 billion in total assets under management	99 other accounts that charge a performance fee with approximately $25.3 billion in total assets under management

	Michael C. Buchanan	16 registered investment companies with approximately $8.3 billion in total assets under management	11 other pooled investment vehicles with approximately $4.1 billion in total assets under management	15 other accounts with approximately $2.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	No other accounts that charge a performance fee

	Keith J. Gardner	6 registered investment companies with approximately $1.1 billion in total assets under management	7 other pooled investment vehicle with approximately $0.66 billion in total assets under management	No other accounts that charge a performance fee

Fund	Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
		No other registered investment companies that charge a performance fee	1 other pooled investment vehicle that charges a performance fee with approximately $0.14 million in total assets under management	No other accounts that charge a performance fee

Municipal High Income Fund	Joseph P. Deane	25 registered investment companies with approximately $28.0 billion in total assets under management	No other pooled investment vehicles	19 other accounts with approximately $1.8 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	1 other accounts that charge a performance fee with approximately $0.36 billion in total assets under management

	David T. Fare	25 registered investment companies with approximately $28.0 billion in total assets under management	No other pooled investment vehicles	19 other accounts with approximately $1.8 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	1 other accounts that charge a performance fee with approximately $0.36 billion in total assets under management

	S. Kenneth Leech	113 registered investment companies with approximately $184.8 billion in total assets under management	226 other pooled investment vehicles with approximately $108.7 billion in total assets under management	877 other accounts with approximately $206.1 billion in total assets under management

Fund	Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
		No other registered investment companies that charge a performance fee	7 other pooled investment vehicles with approximately $1.2 billion in total assets under management	99 other accounts that charge a performance fee with approximately $25.3 billion in total assets under management

	Stephen A. Walsh	113 registered investment companies with approximately $184.8 billion in total assets under management	226 other pooled investment vehicles with approximately $108.7 billion in total assets under management	877 other accounts with approximately $206.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	7 other pooled investment vehicles with approximately $1.2 billion in total assets under management	99 other accounts that charge a performance fee with approximately $25.3 billion in total assets under management

	Robert E. Amodeo	25 registered investment companies with approximately $28.0 billion in total assets under management	No other pooled investment vehicles	19 other accounts with approximately $1.8 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	1 other accounts that charge a performance fee with approximately $0.36 billion in total assets under management

Strategic Income Fund	S. Kenneth Leech	113 registered investment companies with approximately $184.9 billion in total assets under management	226 other pooled investment vehicles with approximately $108.7 billion in total assets under management	877 other accounts with approximately $206.1 billion in total assets under management

Fund	Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
		No other registered investment companies that charge a performance fee	7 other pooled investment vehicles that charge a performance fee with approximately $1.2 billion in total assets under management	99 other accounts that charge a performance fee with approximately $25.3 billion in total assets under management

	Stephen A. Walsh	113 registered investment companies with approximately $184.9 billion in total assets under management	226 other pooled investment vehicles with approximately $108.7 billion in total assets under management	877 other accounts with approximately $206.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	7 other pooled investment vehicles that charge a performance fee with approximately $1.2 billion in total assets under management	99 other accounts that charge a performance fee with approximately $25.3 billion in total assets under management

	Carl L. Eichstaedt	11 registered investment companies with approximately $4.2 billion in total assets under management	3 other pooled investment vehicle with approximately $0.2 billion in total assets under management	72 other accounts with approximately $16.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	6 other accounts that charge a performance fee with approximately $1.6 billion in total assets under management

	Mark S. Lindbloom	7 registered investment companies with approximately $3.3 billion in total assets under management	3 other pooled investment vehicles with approximately $0.11 billion in total assets under management	57 other accounts with approximately $16.1 billion in total assets under management

Fund	Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	4 other accounts that charge a performance fee with approximately $2.9 billion in total assets under management

	Michael C. Buchanan	17 registered investment companies with approximately $8.7 billion in total assets under management	11 other pooled investment vehicle with approximately $4.1 billion in total assets under management	15 other accounts with approximately $2.1 billion in total assets under management

		No other registered investment companies that charge a performance fee	No other pooled investment vehicles that charge a performance fee	No other accounts that charge a performance fee

	Keith J. Gardner	6 registered investment companies with approximately $1.1 billion in total assets under management	7 other pooled investment vehicles with approximately $0.66 billion in total assets under management	No other accounts that charge a performance fee

		No other registered investment companies that charge a performance fee	1 other pooled investment vehicle that charges a performance fee with approximately $0.14 million in total assets under management	No other accounts that charge a performance fee

Portfolio Manager Securities Ownership

The table below identifies ownership of portfolio securities by each portfolio manager as of July 31, 2009, unless otherwise noted.

Fund	Portfolio Manager	Dollar Range of Ownership of Securities
Core Bond Fund	S. Kenneth Leech	None
	Stephen A. Walsh	None
	Carl L. Eichstaedt	None
	Mark S. Lindbloom	None

Core Plus Bond Fund	S. Kenneth Leech	None
	Stephen A. Walsh	None
	Carl L. Eichstaedt	None
	Mark S. Lindbloom	None

Fund	Portfolio Manager	Dollar Range of Ownership of Securities
	Michael C. Buchanan	None
	Keith J. Gardner	None

High Income Fund	S. Kenneth Leech	None
	Stephen A. Walsh	None
	Michael C. Buchanan	None
	Keith J. Gardner	None

Municipal High Income Fund	Joseph P. Deane	None
	David T. Fare	None
	S. Kenneth Leech	None
	Stephen A. Walsh	None
	Robert E. Amodeo	None

Strategic Income Fund	S. Kenneth Leech	None
	Stephen A. Walsh	None
	Carl L. Eichstaedt	None
	Mark S. Lindbloom	None
	Michael C. Buchanan	None
	Keith J. Gardner	None

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